Expense Example	Oct. 23, 2026 USD ($)
DF Tactical Allocation Fund | DF Tactical Allocation Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 679
Expense Example, with Redemption, 3 Years	1,241
Expense Example, with Redemption, 5 Years	1,829
Expense Example, with Redemption, 10 Years	3,415
DF Tactical Allocation Fund | DF Tactical Allocation Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	1,003
Expense Example, with Redemption, 5 Years	1,764
Expense Example, with Redemption, 10 Years	3,765
DF Tactical Allocation Fund | DF Tactical Allocation Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	705
Expense Example, with Redemption, 5 Years	1,274
Expense Example, with Redemption, 10 Years	2,823
DF Tactical Income Fund | DF Tactical Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	691
Expense Example, with Redemption, 3 Years	1,098
Expense Example, with Redemption, 5 Years	1,530
Expense Example, with Redemption, 10 Years	2,728
DF Tactical Income Fund | DF Tactical Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	855
Expense Example, with Redemption, 5 Years	1,461
Expense Example, with Redemption, 10 Years	3,096
DF Tactical Income Fund | DF Tactical Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	176
Expense Example, with Redemption, 3 Years	553
Expense Example, with Redemption, 5 Years	956
Expense Example, with Redemption, 10 Years	2,081
DF Tactical Dividend Fund | DF Tactical Dividend Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	1,038
Expense Example, with Redemption, 5 Years	1,426
Expense Example, with Redemption, 10 Years	2,510
DF Tactical Dividend Fund | DF Tactical Dividend Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	793
Expense Example, with Redemption, 5 Years	1,355
Expense Example, with Redemption, 10 Years	2,885
DF Tactical Dividend Fund | DF Tactical Dividend Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,845
DF Tactical Momentum Fund | DF Tactical Momentum Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	684
Expense Example, with Redemption, 3 Years	1,070
Expense Example, with Redemption, 5 Years	1,480
Expense Example, with Redemption, 10 Years	2,621
DF Tactical Momentum Fund | DF Tactical Momentum Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	826
Expense Example, with Redemption, 5 Years	1,410
Expense Example, with Redemption, 10 Years	2,993
DF Tactical Momentum Fund | DF Tactical Momentum Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	934
Expense Example, with Redemption, 10 Years	1,994
DF Tactical Yield Fund | DF Tactical Yield Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	700
Expense Example, with Redemption, 3 Years	1,119
Expense Example, with Redemption, 5 Years	1,563
Expense Example, with Redemption, 10 Years	2,790
DF Tactical Yield Fund | DF Tactical Yield Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	877
Expense Example, with Redemption, 5 Years	1,494
Expense Example, with Redemption, 10 Years	3,157
DF Tactical Yield Fund | DF Tactical Yield Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	186
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	$ 2,148